Ownership, Nature of Business (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Ownership, Nature of Business
Schedule of useful lives of leasehold improvements and equipment by class

Years
Furniture & fixtures	7
Leasehold improvements	Life of Lease
Equipment	3 - 7
Vehicles	5
Capital leases & maintenance	Life of Lease
Buildings	39

Schedule of estimated fair values of financial instruments

	March 31, 2019
	Carrying
	Amount	Fair Value	Level
Financial assets:
Cash and cash equivalents	$70,927	$70,927	1
Restricted cash	4,145	4,145	1
Finance receivables	72,123	72,123	3
Financial liabilities:
Senior PIK Notes	75,441	75,441	3
Secured Note Payable	40,000	40,000	2
Subsidiary Note payable	71,807	71,807	2

	December 31, 2018
	Carrying
	Amount	Fair Value	Level
Financial assets:
Cash and cash equivalents	$53,208	$53,208	1
Restricted cash	4,175	4,175	1
Finance receivables	84,364	84,364	3
Financial liabilities:
Senior PIK Notes	60,796	60,796	3
Secured Note Payable	42,000	42,000	2
Subsidiary Note payable	71,838	71,838	2

	December 31, 2018
	Carrying
	Amount	Fair Value	Level
Financial assets:
Cash and cash equivalents	$53,208	$53,208	1
Restricted cash	4,175	4,175	1
Finance receivables	84,364	84,364	3
Financial liabilities:
Senior PIK Notes	60,796	60,796	3
Secured Note Payable	42,000	42,000	2
Subsidiary Note payable	71,838	71,838	2

Predecessor	December 31, 2017
	Carrying
	Amount	Fair Value	Level
Financial assets:
Cash and cash equivalents	$66,627	$66,627	1
Restricted cash	4,585	4,585	1
Finance receivables	94,339	94,339	3
Financial liabilities:
10.75% Senior secured notes	237,290	212,636	1
12.75% Senior secured notes	12,500	10,841	2
Subsidiary Note payable	61,958	61,958	2
Line of Credit	47,000	47,000	2